Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Amortized Cost
Amortized Cost	₨ 2,617,505.3	$ 37,847.2	₨ 2,228,983.3
Fair Value
Total	2,633,348.4	38,076.2	₨ 2,221,443.3
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	19,027.9
Over one year through five years	19,812.5
Over five years through ten years	13.2
Over ten years	29.8
Amortized Cost	38,883.4
Fair Value
Within one year	19,015.0	274.9
Over one year through five years	19,836.4	286.8
Over five years through ten years	13.0	0.2
Over ten years	62.4	0.9
Total	₨ 38,926.8	$ 562.8